[LOGO OF LINCOLN FINANCIAL GROUP]

     Lincoln Life
     Variable
     Annuity














     Fund A
     Annual
     Report
     December 31, 1999

[LOGO OF LINCOLN FINANCIAL GROUP]

                                        Lincoln National Life Insurance Co.
January 2000                                            1300 S. Clinton St.
                                                              P.O. Box 1110
                                                  Fort Wayne, IN 46801-1110


Dear Participant:

I am pleased to send you the 1999 Annual Report for Lincoln Life Variable Annuity Fund A. 1999 was another solid year as the unit value for Fund A increased 16.7% after fund management and contract expenses, without reduction for sales loads which may be applied to new deposits.

Please refer to the commentary in this report from Vantage Investment Advisors, the sub-advisor for Variable Annuity Fund A. Vantage continues to seek conservative growth, since Fund A is a vehicle for accumulating retirement savings. In the diverse stock market performance of 1999, these goals were clearly achieved, once again.

Fund A is managed in a style that is intended to reduce risk. This is, yet, another good reason for using your Lincoln Life Variable Annuity to build and protect retirement savings.

Please review the enclosed information carefully. Your sales representative will help answer any questions you may have. Or you may call Lincoln Life Customer Service at 1-800-4LINCOLN (454-6265).

Thank you for your continued confidence in allowing Lincoln Life to help you meet your retirement savings needs. We will continue our efforts to see that we do.

Sincerely yours,

/s/ Kelly D. Clevenger

Kelly D. Clevenger
Vice President

Portfolio manager's
summary and comparison

Managed by          [LOGO OF VANTAGE INVESTMENT ADVISORS]

A healthy economy with low unemployment and inflation fueled continued stock market growth in 1999. While broad market averages seemed to indicate that equity investors did well across the board, there was significant disparity between approaches that emphasize current valuation and those that speculate on future earnings growth. The S&P 500 is a weighted average of stocks that gives more emphasis to many of the large growth companies that performed so well. As a result, there is a perception that all large stocks went up even though only 50% of the S&P 500 companies had positive returns for the year.

The Fund returned 16.7%, trailing the benchmark S&P 500, which gained 21.1% for the year. Given the extent to which the value style was out of favor, the Fund's emphasis on attractively priced companies dragged on returns. Eventually, the market will cease to favor overpriced companies, no matter how optimistic investors may be about prospective earnings. At that point, fundamentally sound companies such as those the Fund selects will be properly rewarded.

Enrique Chang     Christopher Harvey


Growth of $10,000 invested 1/1/90 through 12/31/99

                     1/1/90    12/31/99
Fund A              $10,000     $43,960
S&P 500 Index       $10,000     $86,077


Average annual return              Ended
on investments                     12/31/99
--------------------------------------------
One Year                           +16.74%
--------------------------------------------
Five Years                         +24.86%
--------------------------------------------
Ten Years                          +15.96%
--------------------------------------------




* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

Statement of Net Assets

December 31, 1999

Investments:

                                                      Number      Market
Common Stock:                                         of Shares   Value
------------------------------------------------------------------------------
Aerospace & Defense: 2.4%
General Dynamics                                        16,700    $   880,925
Honeywell International                                 21,750      1,254,703
United Technologies                                     23,600      1,534,000
------------------------------------------------------------------------------
                                                                    3,669,628
Automobiles & Auto Parts: 1.9%
------------------------------------------------------------------------------
AutoNation*                                             39,400        364,450
Ford Motor                                              25,200      1,346,625
Hertz-Class A                                            2,800        140,350
Navistar International *                                22,200      1,051,725
------------------------------------------------------------------------------
                                                                    2,903,150
Banking, Finance & Insurance: 13.1%
------------------------------------------------------------------------------
Allstate                                                 8,600        206,400
AmSouth Bancorporation                                  58,500      1,129,781
Ambac Financial Group                                    2,400        125,250
American International Group                            20,250      2,189,531
Bank One                                                22,095        708,427
Bank of America                                         20,600      1,033,863
Bear Stearns                                             7,035        300,746
Chase Manhattan                                         25,300      1,965,494
Citigroup                                               49,498      2,750,233
Conseco                                                 44,600        797,225
Dime Bancorp                                            32,000        484,000
Federal Home Loan                                        4,700        221,194
Federal National Mortgage                                4,000        249,750
Firstar                                                 12,200        257,725
Fleet Boston Financial                                  18,239        634,945
Lehman Brothers Holdings                                 5,600        474,250
MBIA                                                    10,400        549,250
Marsh & McLennan                                        15,000      1,435,313
Merrill Lynch & Company                                  4,200        350,700
Metris                                                  20,687        738,274
Morgan (J.P.)                                            7,700        975,013
Paine Webber Group                                      34,050      1,321,566
SLM Holding                                             14,900        629,525
Unionbancal Corporation                                  3,800        149,863
Washington Mutual                                        8,300        215,800
------------------------------------------------------------------------------
                                                                   19,894,118
Buildings & Materials: 0.3%
------------------------------------------------------------------------------
American Standard *                                      3,600        165,150
Centex                                                   8,400        207,375
Vulcan Materials                                         1,400         55,913
------------------------------------------------------------------------------
                                                                      428,438
Cable, Media & Publishing: 3.9%
------------------------------------------------------------------------------
Donnelley & Sons                                        16,200        401,963
Gannett                                                  1,900        154,969
Knight-Ridder                                           12,600        749,700
McGraw-Hill                                             16,000        986,000
New York Times                                          33,200      1,630,950
Omnicom Group                                           15,500      1,550,000
R.H.Donnelley *                                          3,840         72,480
Valassis Communications *                                2,400        101,400
Wallace Computer Services                               11,900        197,838
------------------------------------------------------------------------------
                                                                    5,845,300
Chemicals: 1.6%
------------------------------------------------------------------------------
Avery Dennison                                           2,100        153,038
Cytec Industries *                                       5,300        122,563
Dow Chemical                                            12,000      1,603,500
Lubrizol                                                 7,600        234,650
W.R. Grace & Company *                                  23,400        324,675
------------------------------------------------------------------------------
                                                                    2,438,426
Computers & Technology: 20.6%
------------------------------------------------------------------------------
American Power Conversion *                             32,000        843,000
Apple Computer *                                        16,000      1,644,500
------------------------------------------------------------------------------

                                                      Number      Market
Computers & Technology (Cont.)                        of Shares   Value
------------------------------------------------------------------------------
BMC Software *                                          17,300    $ 1,382,378
Cisco Systems *                                         36,100      3,866,084
Dell Computer *                                         35,500      1,809,391
EMC *                                                   15,000      1,638,750
Electronics Arts *                                       7,300        613,656
International Business Machines                         19,400      2,095,200
Lexmark International Group A *                         18,600      1,683,300
Microsoft *                                             67,900      7,925,203
Oracle *                                                27,000      3,024,844
Siebel Systems *                                         3,800        319,675
Sterling Software *                                     13,900        437,850
Sun Microsystems *                                      38,900      3,011,103
Symantec *                                               8,800        516,725
Unisys *                                                 6,800        217,175
Whittman-Hart *                                          2,800        150,238
------------------------------------------------------------------------------
                                                                   31,179,072
Consumer Products: 4.3%
------------------------------------------------------------------------------
Avon Products                                            5,400        178,200
Clorox                                                  22,800      1,148,550
Corning                                                  6,600        850,988
Kimberly-Clark                                           9,500        619,875
Minnesota Mining & Manufacturing                         2,200        215,325
Procter & Gamble                                        15,800      1,731,088
Tyco International                                      46,200      1,796,025
------------------------------------------------------------------------------
                                                                    6,540,051
Electronics & Electrical Equipment: 7.5%
------------------------------------------------------------------------------
FirstEnergy                                             32,100        728,269
General Electric                                        39,800      6,159,050
Intel                                                   41,800      3,439,356
Motorola                                                 3,000        441,750
Solectron *                                              3,900        370,988
Texas Instruments                                        2,000        193,750
------------------------------------------------------------------------------
                                                                   11,333,163
Energy: 6.6%
------------------------------------------------------------------------------
Atlantic Richfield                                      15,700      1,358,050
Chevron                                                  1,200        103,950
Conoco                                                   5,800        143,550
Enron                                                   20,000        887,500
Exxon Mobil                                             38,100      3,069,431
Occidental Petroleum                                    29,000        627,125
Royal Dutch Petroleum                                   32,800      1,982,350
Texaco                                                  18,600      1,010,213
USX-Marathon Group                                      33,200        819,625
------------------------------------------------------------------------------
                                                                   10,001,794
Food, Beverage & Tobacco: 4.3%
------------------------------------------------------------------------------
CKE Restaurants *                                       20,790        122,141
Coca Cola                                               24,000      1,398,000
ConAgra                                                  3,300         74,456
General Mills                                           31,000      1,108,250
Heinz (H.J.)                                            22,250        885,828
Philip Morris                                           45,700      1,059,669
Quaker Oats                                             11,200        735,000
RJ Reynolds Tobacco Holdings                             5,000         88,125
Suiza Foods *                                           27,800      1,101,560
------------------------------------------------------------------------------
                                                                    6,573,029
Healthcare & Pharmaceuticals: 9.5%
------------------------------------------------------------------------------
Amgen *                                                 47,000      2,821,469
Boston Scientific *                                     13,200        288,750
Bristol-Myers Squibb                                    29,800      1,912,788
Genzyme-General Division *                               2,400        107,850
Johnson & Johnson                                       11,900      1,108,188
Lilly (Eli)                                             12,200        811,300
Lincare Holdings *                                      24,800        861,025
Medtronic                                               31,062      1,131,822
Merck & Company                                         32,600      2,186,238
Oxford Health Plans *                                    4,100         52,147
Pfizer                                                  31,900      1,034,756
Schering-Plough                                         47,400      1,999,688
------------------------------------------------------------------------------
                                                                   14,316,021

                                                      Number       Market
Industrial Machinery: 0.5%                            of Shares    Value
------------------------------------------------------------------------------
Applied Materials *                                      1,900     $  240,647
Ingersoll-Rand                                           9,250        509,328
------------------------------------------------------------------------------
                                                                      749,975
Leisure, Lodging & Entertainment: 0.6%
------------------------------------------------------------------------------
Carnival Cruise Lines                                   15,200        726,750
Eastman Kodak                                            3,700        245,125
------------------------------------------------------------------------------
                                                                      971,875
Metals & Mining: 0.1%
------------------------------------------------------------------------------
USX-U.S. Steel Group                                     6,700        221,100
------------------------------------------------------------------------------

Paper & Forrest Products: 0.9%
------------------------------------------------------------------------------
Georgia-Pacific                                          7,200        365,400
Georgia-Pacific (Timber Group)                          12,500        307,813
Temple-Inland                                            2,000        131,875
Weyerhaeuser                                             6,700        481,144
------------------------------------------------------------------------------
                                                                    1,286,232
Retail: 6.9%
------------------------------------------------------------------------------
American Eagle Outfitters *                              9,800        441,000
Best Buy *                                               5,800        291,088
CDW Computer Centers *                                   4,700        369,391
Federated Department Stores *                            1,600         80,900
Gap                                                     30,550      1,405,300
Home Depot                                              21,600      1,480,950
Jostens                                                 25,800        627,263
Lowe's Companies                                        18,000      1,075,500
Safeway *                                               21,000        746,813
Sherwin-Williams                                         4,500         94,500
TJX                                                     35,900        733,706
Tupperware                                               2,800         47,425
Wal-Mart Stores                                         43,800      3,027,675
------------------------------------------------------------------------------
                                                                   10,421,511
Telecommunications: 10.4%
------------------------------------------------------------------------------
A T & T                                                 35,700      1,811,775
Bell Atlantic                                           43,016      2,648,173
BellSouth                                               55,800      2,612,138
Lucent Technologies                                     38,500      2,880,281
MCI Worldcom *                                           3,600        190,913
SBC Communications                                      52,763      2,572,196
Tellabs *                                               26,800      1,719,388
U.S.West                                                17,700      1,274,400
------------------------------------------------------------------------------
                                                                   15,709,264
Textiles, Apparel & Furniture: 1.2%
------------------------------------------------------------------------------
Johnson Controls                                        21,400      1,217,125
Tommy Hilfiger *                                        22,800        531,525
------------------------------------------------------------------------------
                                                                    1,748,650
Transportation & Shipping: 0.9%
------------------------------------------------------------------------------
Alaska Air Group *                                       9,900        347,738
Canadian National Railway                                8,400        221,025
Canadian Pacific Ltd                                     5,900        127,219
Continental Airlines-Class B *                          10,900        483,688
Delta Air Lines                                          3,800        189,288
------------------------------------------------------------------------------
                                                                    1,368,958

                                                      Number       Market
Utilities: 1.9%                                       of Shares    Value
------------------------------------------------------------------------------
CenturyTel                                               9,100     $  431,113
General Public Utilities                                33,600      1,005,900
Minnesota Power & Light                                 16,400        277,775
Public Service Enterprise Group                          7,300        254,131
Sprint                                                   6,400        430,800
Texas Utilities                                         14,700        522,769
------------------------------------------------------------------------------
                                                                    2,922,488

Total Common Stock: 99.4%
------------------------------------------------------------------------------
(Cost $86,727,774)                                                150,522,243

Total Investments: 99.4%
------------------------------------------------------------------------------
(Cost $86,727,774)                                                150,522,243
Other Assets Over Liabilities: 0.6%                                   881,440
------------------------------------------------------------------------------

Net Assets: 100.00%                                               151,403,683
------------------------------------------------------------------------------
Net Assets are represented by:
 Value of accumulation units:
   6,365,652 units at $21.845 unit value                         $139,055,084

 Annuity reserves:
   153,454 units at $21.845 unit value                              3,352,162
   318,329 units at $28.261 unit value                              8,996,437
  --------
   471,783 units
  --------

------------------------------------------------------------------------------
                                                                 $151,403,683
------------------------------------------------------------------------------
* Non-income producing security.

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 1999

Investment Income:
         Dividends                                                 $ 1,982,869
         Interest                                                       63,124
                                                                   -----------
                                                                     2,045,993
Expenses:
         Investment management services                $   467,451
         Mortality and expense guarantees                1,380,183   1,847,634
                                                       -----------------------
Net Investment Income                                                  198,359

Net Realized and Unrealized Gain on Investments
         Net realized gain on investments               19,679,915
         Increase in net unrealized appreciation
         of investments                                  2,724,731
                                                       -----------
         Net Realized and Unrealized Gain on Investments            22,404,646
                                                                   -----------

Net Increase in Net Assets Resulting from Operations               $22,603,005
                                                                   ===========

Statements of Changes in Net Assets

                                                    Year Ended     Year Ended
                                                    12/31/1999     12/31/1998
                                                    ----------------------------
Changes from operations:
         Net investment income                      $    198,359   $    674,715
         Net realized gain on investments             19,679,915     15,158,708
         Increase in net unrealized
           appreciation/depreciation of investments    2,724,731      9,368,090
                                                    ----------------------------

Net increase in net assets
 resulting from operations                            22,603,005     25,201,513

Net decrease from equity transactions                (17,266,505)   (10,592,393)
                                                    ----------------------------

Total increase in net assets                           5,336,500     14,609,120

Net assets at beginning of year                      146,067,183    131,458,063
                                                    ----------------------------

Net assets at end of year                           $151,403,683   $146,067,183
                                                    ============================


See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 1999

1. Significant accounting policies

The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 1999 amounted to $34,719,794 and $51,302,554, respectively.

3. Expenses and sales charges

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002611% of the current value of the Fund per day (.953% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $6,920 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly The Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interesting bearing accounts. For the year ended December 31, 1999, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. Net assets

Net assets at December 31, 1999 consisted of the following:

         Equity transactions                            ($183,069,849)
         Accumulated net investment income                 74,155,461
         Accumulated net realized gain on investments     196,523,602
         Net unrealized appreciation of investments        63,794,469
                                                       --------------
                                                         $151,403,683
                                                       ==============

5. Summary of changes in equity transactions

                                                Year Ended                 Year Ended
                                             December 31, 1999          December 31, 1998
                                       -------------------------------------------------------
                                           Units        Amount        Units         Amount
                                           -----        ------        -----         ------
Accumulation Units:
         Balance at beginning of year    7,176,135  ($157,189,530)  7,722,501  ($146,214,289)
         Contract purchases                 77,390      1,512,095      95,911      1,611,124
         Terminated contracts             (887,873)   (17,101,691)   (642,277)   (12,586,365)
                                        ----------  -------------  ----------  -------------

Balance at end of year                   6,365,652  ($172,779,126)  7,176,135  ($157,189,530)
                                        ==========  =============  ==========  =============


Annuity Reserves:
         Balance at beginning of year      530,280    ($8,613,814)    600,319    ($7,078,289)
         Annuity payments                  (58,497)    (1,676,909)    (84,509)    (1,535,525)
         Receipt of guarantee
           mortality adjustments                 -              -      14,470              -
                                        ----------  -------------  ----------  -------------

Balance at end of year                     471,783   ($10,290,723)    530,280    ($8,613,814)
                                        ==========  =============  ==========  =============


6. Supplemental information - selected per unit data and ratios

The following is selected financial data for an accumulation unit outstanding throughout each year:

                                     Year ended December 31,
                                  ---------------------------------------------
                                     1999     1998     1997     1996     1995
                                  ---------------------------------------------
Investment income                  $ 0.283  $ 0.301  $ 0.286  $ 0.267  $ 0.251
Expenses                             0.256    0.217    0.178    0.139    0.114
                                   -------  -------  -------  -------  -------
Net investment income                0.027    0.084    0.108    0.128    0.137

Net realized and unrealized
 gain on investments                 3.106    3.028    3.755    1.735    2.539
                                   -------  -------  -------  -------  -------


Increase in accumulation
 unit value                          3.133    3.112    3.863    1.863    2.676
Accumulation unit value
 at beginning of year               18.712   15.600   11.737    9.874    7.198
                                   -------  -------  -------  -------  -------


Accumulation unit value
  at end of year                   $21.845  $18.712  $15.600  $11.737   $9.874
                                   =======  =======  =======  =======  =======


Ratio of expenses to average
         net assets                   1.28%    1.28%    1.27%    1.28%    1.28%
Ratio of net investment income
         to average net assets        0.51%    0.54%    0.77%    1.17%    1.65%
Portfolio turnover rate              21.46%   31.10%   32.56%   49.94%   48.95%
Number of accumulation units
         outstanding at end of year
         (expressed in thousands)
          Accumulation units:        6,366    7,176    7,723    8,462    9,569
          Reserve units:               472      530      600      700      831

Lincoln National Variable Annuity Fund A
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios (Note 6 to financial statements) for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principle used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of the Lincoln National Variable Annuity Fund A at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                             /s/ Ernst & Young LLP

Fort Wayne, Indiana
February 14, 2000

Board of Managers

Kelly D. Clevenger
Chairman, Board of Managers
Vice President, Lincoln National Life
Insurance Co., Fort Wayne, Ind.

Nancy L. Frisby, CPA, Manager
Vice President and Chief Financial Officer, DeSoto
Memorial Hospital, Arcadia, Fla.

John B. Borsch, Jr., Manager
Associate Vice President, Investments, Northwestern
University, Evanston, Ill.

Kenneth G. Stella, Manager
President, Indiana Hospital and Health Association,
Indianapolis, Ind.

Barbara S. Kowalczyk, Manager
Senior Vice President, Lincoln National Corp.,
Fort Wayne, Ind.

Safekeeper of Securities
Chase Manhattan Bank, NA for Chase MetroTech
Center, Brooklyn, NY

Independent Auditors
Ernst & Young LLP
Fort Wayne, Ind.

Investment manager
Lincoln National Life Insurance Co.
Fort Wayne, Ind.

     Lincoln National Life Insurance Co. (Lincoln Life)
     Fort Wayne, Indiana 46802
     800-4LINCOLN (800-454-6265)
     www.LincolnLife.com